Commitments and Contingencies (Details) - USD ($)	1 Months Ended	9 Months Ended
	Feb. 18, 2022	Sep. 30, 2022
Commitments and Contingencies (Textual)
Commitments and contingencies description	On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The approximate cost for this agreement in 2022 is $350,000. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.
Approximate cost		$ 350,000
Commitments and contingencies description	On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.